Securities (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Securities Details Narrative
Fair value of Other than temporarily impaired one municipal security	$ 311
Impairment losses on other than temporarily impaired municipal security	$ 141